RIGHT-OF-USE ASSETS - Schedule of Right-of-Use Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Property [Member]
RIGHT-OF-USE ASSETS - Schedule of Right-of-Use Assets (Details) [Line Items]
Balance	$ 774,783	$ 0
Addition	481,393	952,609
Loss from early termination of lease		0
Depreciation	(348,273)	(165,963)
Effect of movement in exchange rates	92,072	(11,863)
Balance	999,975	774,783
Office Equipment [Member]
RIGHT-OF-USE ASSETS - Schedule of Right-of-Use Assets (Details) [Line Items]
Balance	1,947	3,425
Addition	14,899	0
Loss from early termination of lease		0
Depreciation	(1,679)	(1,396)
Effect of movement in exchange rates	336	(82)
Balance	15,503	1,947
Motor Vehicle [Member]
RIGHT-OF-USE ASSETS - Schedule of Right-of-Use Assets (Details) [Line Items]
Balance	442,746	75,009
Addition	129,746	453,069
Loss from early termination of lease		(7,872)
Depreciation	(106,167)	(69,850)
Effect of movement in exchange rates	(18,309)	(7,610)
Balance	448,016	442,746
Total [Member]
RIGHT-OF-USE ASSETS - Schedule of Right-of-Use Assets (Details) [Line Items]
Balance	1,219,476	78,434
Addition	626,038	1,405,678
Loss from early termination of lease		(7,872)
Depreciation	(456,119)	(237,209)
Effect of movement in exchange rates	74,099	(19,555)
Balance	$ 1,463,494	$ 1,219,476